Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

Basisof Presentation

The accompanyingconsolidated financial statements of the Company include the accounts of Arabella Exploration Inc. and its wholly owned subsidiaryArabella Exploration LLC. These statements have been prepared in accordance with accounting principles generally accepted in theUnited States of America (“GAAP”). All significant intercompany transactions have been eliminated in consolidation.Certain reclassifications of prior year balances have been made to conform such amounts to current year classifications in accordancewith the reverse merger. The Consolidated Statement of Operations includes the operations of Arabella Exploration LLC to the dateof the reverse merger. Subsequent to the reverse merger, the operations also includes the operations of the Parent.

Use of Estimates

Useof Estimates

Preparationof the Company’s consolidated financial statements in accordance with GAAP requires management to make estimates and assumptionsthat affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reportedamounts of revenues and expenses during the reporting period. The most significant estimates pertain to proved oil and naturalgas reserves and related cash flow estimates used in impairment tests of long-lived assets, estimates of future development, dismantlementand abandonment costs, estimates relating to certain oil and natural gas revenues and expenses and estimates of expenses relatedto legal, environmental and other contingencies. Certain of these estimates require assumptions regarding future commodity prices,future costs and expenses and future production rates. Actual results could differ from those estimates.

As anoil and natural gas producer, the Company’s revenue, profitability and future growth are substantially dependent upon theprevailing and future prices for oil and natural gas, which are dependent upon numerous factors beyond its control such as economic,political and regulatory developments and competition from other energy sources. The energy markets have historically been veryvolatile and there can be no assurance that oil and natural gas prices will not be subject to wide fluctuations in the future.A substantial or extended decline in oil and natural gas prices could have a material adverse effect on the Company’s financialposition, results of operations, cash flows and quantities of oil and natural gas reserves that may be economically produced.

Estimatesof oil and natural gas reserves and their values, future production rates and future costs and expenses are inherently uncertainfor numerous reasons, including many factors beyond the Company’s control. Reservoir engineering is a subjective processof estimating underground accumulations of oil and natural gas that cannot be measured in an exact manner. The accuracy of anyreserve estimate is a function of the quality of data available and of engineering and geological interpretation and judgment.In addition, estimates of reserves may be revised based on actual production, results of subsequent exploration and developmentactivities, prevailing commodity prices, operating costs and other factors. These revisions may be material and could materiallyaffect future depreciation, depletion and amortization expense, dismantlement and abandonment costs, and impairment expense.

Cash and Cash Equivalents

Cashand Cash Equivalents

The Companyconsiders all highly liquid investments purchased with a maturity of three months or less when purchased and money market fundsto be cash equivalents. The Company maintains cash and cash equivalents in bank deposit accounts which, at times, may exceed thefederally insured limits. The Company has not experienced any significant losses from such investments.

Accounts Receivable

AccountsReceivable

Accountsreceivable consist of receivables from the operators for properties in which the Company has working interest for the oil and naturalgas production delivered to purchasers. The purchasers remit payment for production directly to the operator, then the operatorallocates the revenue based on the working interest of the owners.  The Company generally receives its share of the workinginterest revenue within three months after the production month.

Accountsreceivable are stated at amounts based on the percent revenue working interest due from the purchasers that goes through the operatorof the property, net of an allowance for doubtful accounts when the Company believes collection is doubtful.  Accountsreceivable outstanding longer than the contractual payment terms are considered past due. The Company determines its allowanceby considering a number of factors, including the length of time accounts receivable are past due, the Company’s previousloss history, the condition of the general economy and the industry as a whole. The Company writes off specific accounts receivablewhen they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtfulaccounts. No allowance was deemed necessary at December 31, 2013 or December 31, 2012.

Oil and Gas Properties

Oiland Gas Properties

ProvedOil and Gas Properties

Oil andnatural gas exploration and development activities are accounted for using the successful efforts method. Under this method, allproperty acquisition costs and costs of exploratory and development wells are capitalized when incurred, pending determinationof whether the well has found proved reserves. If an exploratory well does not find proved reserves, the costs of drilling thewell are charged to expense. The costs of development wells are capitalized whether productive or nonproductive.

The provisionfor depreciation, depletion and amortization (“DD&A”) of oil and natural gas properties is calculated on a field-by-fieldbasis using the unit-of-production method. All capitalized well costs and leasehold costs of proved properties are amortized ona unit-of-production basis over the remaining life of proved developed reserves and total proved reserves, respectively. The calculationfor the unit-of-production DD&A method takes into consideration estimated future dismantlement, restoration and abandonmentcosts, which are net of estimated salvage values.

Costsof retired, sold or abandoned properties that constitute a part of an amortization base (partial field) are charged or credited,net of proceeds, to accumulated DD&A unless doing so significantly affects the unit-of-production amortization rate for anentire field, in which case a gain or loss is recognized currently. No gain or loss for the sale of oil and natural gas producingproperties was recorded for the years ended December 31, 2013, 2012 or 2011.

Expendituresfor maintenance, repairs and minor renewals necessary to maintain properties in operating condition are expensed as incurred. Majorbetterments, replacements and renewals are capitalized to the appropriate property and equipment accounts. Estimated dismantlementand abandonment costs for oil and natural gas properties are capitalized, net of salvage, at their estimated net present valueand amortized on a unit-of-production basis over the remaining life of the related proved developed reserves.

The factorsused to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, recentsales prices of comparable properties, the present value of future cash flows, net of estimated operating and development costsusing estimates of proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures andvarious discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flowsprojected. These assumptions represent Level 3 inputs, as further discussed in Note 6 — Fair Value Measurements.No impairment of proved oil and natural gas properties was recorded for the years ended December 31, 2013, 2012 and 2011.

UnprovedOil and Gas Properties

Unprovedproperties consist of costs incurred to acquire unproved leases, or lease acquisition costs. Lease acquisition costs are capitalizeduntil the leases expire or when the Company specifically identifies leases that will revert to the lessor, at which time the Companyexpenses the associated lease acquisition costs. The expensing of the lease acquisition costs is recorded as impairment of oiland gas properties in the Consolidated Statement of Operations. Lease acquisition costs related to successful exploratory drillingare reclassified to proved properties and depleted on a unit-of-production basis.

The Companyassesses its unproved properties periodically for impairment on a property-by-property basis based on remaining lease terms, drillingresults or future plans to develop acreage. The Company considers the following factors in its assessment of the impairment ofunproved properties:

●	the remaining amount of unexpired term under its leases;

●	its ability to actively manage and prioritize its capital expenditures to drill leases and to make payments to extend leases that may be close to expiration;

●	its ability to exchange lease positions with other companies that allow for higher concentrations of ownership and development;

●	its ability to convey partial mineral ownership to other companies in exchange for their drilling of leases; and

●	its evaluation of the continuing successful results from the application of completion technology in the Bone Spring and Wolfcamp formations by the Company or by other operators in areas adjacent to or near the Company’s unproved properties.

For salesof entire working interests in unproved properties, gain or loss is recognized to the extent of the difference between the proceedsreceived and the net carrying value of the property. Proceeds from sales of partial interests in unproved properties are accountedfor as a recovery of costs unless the proceeds exceed the entire cost of the property. In 2012 and 2011, the Company sold unprovedlease acreage located in the Permian Basin in Texas for an aggregate of $ 592,702 and $ 34,667 in cash. The Company recognizeda gain of $ 402,901 and $ 34,467 from these divestures, respectively.

Exploration Expenses

ExplorationExpenses

Explorationcosts, including certain geological and geophysical expenses and the costs of carrying and retaining undeveloped acreage, are chargedto expense as incurred.

Costsfrom drilling exploratory wells are initially capitalized, but charged to expense if and when a well is determined to be unsuccessful.Determination is usually made on or shortly after drilling or completing the well, however, in certain situations a determinationcannot be made when drilling is completed. As of December 31, 2013, the Company had no exploratory well costs.

Asset Retirement Obligations

AssetRetirement Obligations

In accordancewith the Financial Accounting Standard Board’s (“FASB”) authoritative guidance on asset retirement obligations(“ARO”), the Company records the fair value of a liability for a legal obligation to retire an asset in the periodin which the liability is incurred with the corresponding cost capitalized by increasing the carrying amount of the related long-livedasset. For oil and gas properties, this is the period in which the well is drilled or acquired. The ARO represents the estimatedamount the Company will incur to plug, abandon and remediate the properties at the end of their productive lives, in accordancewith applicable state laws. The liability is accreted to its present value each period and the capitalized costs are amortizedusing the unit-of-production method. The accretion expense is recorded as a component of depreciation, depletion and amortizationin the Company’s Consolidated Statement of Operations.

The Companydetermines the ARO by calculating the present value of estimated cash flows related to the liability. Estimating the future AROrequires management to make estimates and judgments regarding timing and existence of a liability, as well as what constitutesadequate restoration. Inherent in the fair value calculation are numerous assumptions and judgments including the ultimate costs,inflation factors, credit adjusted discount rates, timing of settlement and changes in the legal, regulatory, environmental andpolitical environments.  These assumptions represent Level 3 inputs, as further discussed in Note 4 —Fair Value Measurements. To the extent future revisions to these assumptions impact the fair value of the existing ARO liability,a corresponding adjustment is made to the related asset.

Revenue Recognition

RevenueRecognition

Oil andgas revenue from the Company’s interests in producing wells is recognized when the product is delivered, at which time thecustomer has taken title and assumed the risks and rewards of ownership, and collectability is reasonably assured. Substantiallyall of the Company’s production is sold to purchasers under short-term (less than twelve months) contracts at market-basedprices. The sales prices for oil and natural gas are adjusted for transportation and other related deductions. These deductionsare based on contractual or historical data and do not require significant judgment. Subsequently, these revenue deductions areadjusted to reflect actual charges based on third-party documents. Since there is a ready market for oil and natural gas, the Companysells the majority of its production soon after it is produced. As a result, the Company maintains a minimum amount of productinventory in storage.

Production Taxes	ProductionTaxes The Companypays taxes and royalties on oil and natural gas in accordance with the laws and regulations applicable to those agreements.
Concentrations of Market and Credit Risk

Concentrationsof Market and Credit Risk

The futureresults of the Company’s oil and natural gas operations will be affected by the market prices of oil and natural gas. Theavailability of a ready market for oil and natural gas products in the future will depend on numerous factors beyond the controlof the Company, including weather, imports, marketing of competitive fuels, proximity and capacity of oil and natural gas pipelinesand other transportation facilities, any oversupply or undersupply of oil, natural gas and liquid products, the regulatory environment,the economic environment, and other regional and political events, none of which can be predicted with certainty.

The Companyoperates in the exploration, development and production sector of the oil and gas industry. The Company’s receivables includeamounts due from purchasers of its oil and natural gas production. While certain of these customers are affected by periodic downturnsin the economy in general or in their specific segment of the oil or natural gas industry, the Company believes that its levelof credit-related losses due to such economic fluctuations has been and will continue to be immaterial to the Company’s resultsof operations over the long-term.

Environmental Costs

EnvironmentalCosts

Environmentalexpenditures are expensed or capitalized, as appropriate, depending on their future economic benefit. Expenditures that relateto an existing condition caused by past operations, and which do not have future economic benefit, are expensed. Liabilities relatedto future costs are recorded on an undiscounted basis when environmental assessments and/or remediation activities are probableand the costs can be reasonably estimated.

Income Taxes

IncomeTaxes

ArabellaExploration, Inc. has identified the Cayman Islands as its only “major” tax jurisdiction, as defined.  ArabellaExploration, Inc. has received an undertaking from the Governor-in-Cabinet of the Cayman Islands that, in accordance with section6 of the Tax Concessions Law (Revised) of the Cayman Islands, for a period of 20 years from the date of the undertaking, no lawwhich is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciations shall apply toArabella Exploration, Inc. or its operations and, in addition, that no tax to be levied on profits, income, gains or appreciationsor which is in the nature of estate duty or inheritance tax shall be payable (i) on the Company’s securities or our debenturesor other obligations or (ii) by way of the withholding in whole or in part of a payment of dividend or other distribution of incomeor capital by Arabella Exploration, Inc. to its security holders or a payment of principal or interest or other sums due undera debenture or other obligation.

Basedon the Company’s evaluation, it has been concluded that there are not significant uncertain tax positions requiring recognitionin the Company’s financial statements.  Since Arabella Exploration, Inc. was incorporated on June 17, 2010, theevaluation was performed for the 2010, 2011 and 2012 tax years which will be the only periods subject to examination.  TheCompany believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustmentsthat would result in material changes to its financial position.

During2013, 2012 and 2011, Arabella Exploration LLC was not a taxable entity for federal income tax purposes. Accordingly, Arabella didnot directly pay federal income tax. Arabella Exploration LLC’s taxable income or loss, which may vary substantially fromthe net income or net loss Arabella Exploration LLC’s reports in Arabella Exploration, Inc.’s consolidated statementof income, is includable in the federal income tax returns of the member.

Goingforward in 2014, the Company expects to be a taxable corporate entity.

Fair Value of Financial and Non-Financial Instruments

FairValue of Financial and Non-Financial Instruments

The carryingvalue of cash and cash equivalents, accounts receivable, accounts payable and other payables approximate their respective fairmarket values due to their short-term maturities. At December 31, 2013 the Company’s cash equivalents are Level 1 assets.The Company’s asset retirement obligations are also recorded on the Consolidated Balance Sheet at amounts which approximatefair market value. See Note 6 — Fair Value Measurements.

Earnings per Share
Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares outstanding for the periods presented. The calculation of diluted earnings per share does not include the potential dilutive impact of the 4,106,500 offering warrants outstanding during the periods presented since the exercise of the offering warrants is contingent upon the effectiveness of a registration statement to be filed with the SEC.  The calculation of diluted earnings per share does not include the potential dilutive impact of the Unit Purchase Option as it was not exercisable based on the Company’s share price.

The calculation of diluted earnings per share does include the dilutive impact of the 6,600,000 Insider Warrants as they were sold pursuant to an exemption from the registration requirements of the Securities Act. For the period between the Acquisition and the end of the year the weighted average share price of the company was approximately $7.63 resulting in a potential dilutive effect of 43,610 shares based on the treasury method. With the impact of the foregoing, weight average shares outstanding was 3,201,305 on a diluted basis.